AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 1
Issues
Maturity
Date
Principal
Amount Value
BONDS – 59 .30%
ASSET-BACKED SECURITIES — 12 .43% **
Access Group, Inc.,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
0.85% 07/25/56
1,2
$ 14,744 $ 14,551
Aimco CLO 11 Ltd.,
Series 2020-11A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.38%)
1.60% 10/15/31
1,2,3
100,000 100,085
AMMC CLO 23 Ltd.,
Series 2020-23A, Class A1L
(Cayman Islands)
(LIBOR USD 3-Month plus 1.40%)
1.64% 10/17/31
1,2,3
85,000 85,153
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.02% 01/20/28
1,2,3
69,363 69,229
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.17% 07/20/29
1,2,3
85,000 84,698
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.70% 01/25/35
1,2
10,611 10,408
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
1.41% 02/25/35
2
215,000 217,773
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.27%)
1.51% 10/25/32
1,2,3
80,000 80,068
Citibank Credit Card Issuance Trust,
Series 2018-A6, Class A6
3.21% 12/07/24 235,000 248,771
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.14% 04/15/29
1,2,3
50,000 49,797
Eaton Vance CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.90% 10/15/30
1,2,3
85,000 85,309
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
0.86% 04/25/35
2
2,647 2,635
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
1.20% 03/25/36
2
$ 28,990 $ 29,169
Ford Credit Floorplan Master Owner Trust A,
Series 2019-3, Class A1
2.23% 09/15/24 250,000 258,021
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.75% 07/20/31
1,2,3
140,000 140,491
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.26% 05/25/34
1,2
134,853 135,346
LCM XIII LP,
Series 13A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.36% 07/19/27
1,2,3
80,000 79,914
Magnetite XXI Ltd.,
Series 2019-21A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
1.50% 04/20/30
1,2,3
85,000 85,004
Magnetite XXVII Ltd.,
Series 2020-27A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.76% 07/20/33
1,2,3
130,000 130,300
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
0.66% 06/25/31
2
99,126 96,236
Navient Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
1.20% 12/27/66
1,2
69,889 70,791
Navient Student Loan Trust,
Series 2017-4A, Class A2
(LIBOR USD 1-Month plus 0.50%)
0.65% 09/27/66
1,2
72,553 72,520
Nelnet Student Loan Trust,
Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
0.73% 06/25/41
1,2
15,968 15,763
North Carolina State Education Authority,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
1.12% 10/25/41
2
10,230 10,279
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.37% 11/20/30
1,2,3
85,000 85,004

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
2 / December 2020
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.47% 10/19/32
1,2,3
$ 80,000 $ 80,086
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.35% 01/17/31
1,2,3
85,000 84,834
PHEAA Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
1.30% 09/25/65
1,2
68,563 69,355
Riserva CLO Ltd.,
Series 2016-3A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.36% 10/18/28
1,2,3
200,000 200,053
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
1.41% 10/20/30
1,2,3
130,000 130,003
SBA Small Business Investment Cos.,
Series 2011-10B, Class 1
2.88% 09/10/21 249,190 250,968
SLM Student Loan Trust,
Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
0.69% 12/15/27
1,2
30,964 30,965
SLM Student Loan Trust,
Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
0.77% 12/15/25
1,2
37,990 37,977
SLM Student Loan Trust,
Series 2004-1, Class A4
(LIBOR USD 3-Month plus 0.26%)
0.47% 10/27/25
2
49,129 48,885
SLM Student Loan Trust,
Series 2005-4, Class A3
(LIBOR USD 3-Month plus 0.12%)
0.33% 01/25/27
2
69,141 68,762
SLM Student Loan Trust,
Series 2005-5, Class A4
(LIBOR USD 3-Month plus 0.14%)
0.35% 10/25/28
2
134,350 133,614
SLM Student Loan Trust,
Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
0.76% 01/25/28
2
17,337 17,342
SLM Student Loan Trust,
Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
0.59% 10/25/24
2
14,140 14,138
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
1.91% 07/25/23
2
$ 115,540 $ 115,046
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.31% 07/25/23
2
159,701 155,998
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.71% 04/25/23
2
43,264 42,920
SLM Student Loan Trust,
Series 2011-2, Class A1
(LIBOR USD 1-Month plus 0.60%)
0.75% 11/25/27
2
2,867 2,866
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
1.10% 09/25/28
2
156,599 152,646
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
0.85% 01/25/29
2
90,623 85,357
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.70% 06/25/43
2
6,402 6,327
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
1.44% 07/17/28
1,2,3
35,000 35,001
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A4
3.11% 11/15/23 270,000 278,389
Voya CLO Ltd.,
Series 2014-3A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
0.93% 07/25/26
1,2,3
8,347 8,333
Voya CLO Ltd.,
Series 2020-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.78% 07/19/31
1,2,3
80,000 80,187
Total Asset-Backed Securities
(Cost $4,390,036) 4,387,367
CORPORATES — 26 .56% *
Banking — 3 .92%
Bank of America Corp.
2.74% 01/23/22
4
325,000 325,399
3.00% 12/20/23
4
91,000 95,815

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 3
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
HSBC Holdings PLC
(United Kingdom)
(LIBOR USD 3-Month plus 1.00%)
1.22% 05/18/24
2,3
$ 85,000 $ 85,604
JPMorgan Chase & Co.
3.21% 04/01/23
4
200,000 207,301
Lloyds Banking Group PLC
(United Kingdom)
2.91% 11/07/23
3,4
200,000 208,657
Santander UK Group Holdings PLC
(United Kingdom)
3.13% 01/08/21
3
125,000 125,028
4.80% 11/15/24
3,4
75,000 83,449
Wells Fargo Bank N.A.
(BKNT)
2.08% 09/09/22
4
250,000 252,976
1,384,229
Communications — 2 .02%
AT&T, Inc.
(LIBOR USD 3-Month plus 1.18%)
1.40% 06/12/24
2
175,000 179,341
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 05/01/32
1
19,000 20,306
Charter Communications Operating LLC/Charter
Communications Operating Capital
(LIBOR USD 3-Month plus 1.65%)
1.86% 02/01/24
2
125,000 128,242
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,5,6
20,000 14,300
9.75% 07/15/25
1,3,5,6
61,000 44,079
Level 3 Financing, Inc.
5.38% 05/01/25 6,000 6,158
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
1
75,000 75,750
4.74% 03/20/25
1
50,000 54,311
5.15% 03/20/28
1
50,000 58,000
Virgin Media Secured Finance PLC
(United Kingdom)
5.50% 05/15/29
1,3
5,000 5,427
Vodafone Group PLC
(United Kingdom)
(LIBOR USD 3-Month plus 0.99%)
1.22% 01/16/24
2,3
125,000 126,719
712,633
Electric — 2 .30%
Alliant Energy Finance LLC
3.75% 06/15/23
1
140,000 150,102
Dominion Energy, Inc.,
Series B
2.75% 09/15/22 150,000 155,322
Duquesne Light Holdings, Inc.
5.90% 12/01/21
1
50,000 52,152
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
El Paso Electric Co.
3.30% 12/15/22 $ 50,000 $ 51,126
Evergy, Inc.
4.85% 06/01/21 100,000 100,686
NextEra Energy Capital Holdings, Inc.
2.40% 09/01/21 30,000 30,417
(LIBOR USD 3-Month plus 0.48%)
0.70% 05/04/21
2
55,000 55,076
(LIBOR USD 3-Month plus 0.55%)
0.77% 08/28/21
2
40,000 40,013
PNM Resources, Inc.
3.25% 03/09/21 175,000 175,694
810,588
Energy — 1 .59%
Antero Resources Corp.
5.00% 03/01/25 28,000 26,653
5.13% 12/01/22 6,000 5,994
8.38% 07/15/26
1
15,000 15,277
Cheniere Energy Partners LP
5.25% 10/01/25 5,000 5,136
Energy Transfer Operating LP
5.50% 06/01/27 12,000 14,143
NGPL Pipe Co. LLC
4.38% 08/15/22
1
150,000 156,360
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 125,000 140,087
Sunoco Logistics Partners Operations LP
4.25% 04/01/24 150,000 162,486
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
12,600 12,285
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
1,3
4,680 4,461
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
18,000 16,425
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
2,400 2,265
561,572
Entertainment — 0 .03%
Live Nation Entertainment, Inc.
4.75% 10/15/27
1
11,000 11,291
Finance — 5 .96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
4.45% 12/16/21
3
150,000 154,502
Air Lease Corp.
2.25% 01/15/23 75,000 77,058
3.50% 01/15/22 65,000 66,902
Avolon Holdings Funding Ltd.
(Cayman Islands)
5.13% 10/01/23
1,3
5,000 5,355

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
4 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Citigroup, Inc.
2.88% 07/24/23
4
$ 225,000 $ 233,841
(LIBOR USD 3-Month plus 0.95%)
1.16% 07/24/23
2
30,000 30,280
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.12% 02/15/22
1,2
150,000 151,154
Ford Motor Credit Co. LLC
3.20% 01/15/21 160,000 160,280
3.81% 10/12/21 35,000 35,460
5.75% 02/01/21 75,000 75,281
(LIBOR USD 3-Month plus 0.81%)
1.05% 04/05/21
2
45,000 44,998
General Motors Financial Co., Inc.
4.20% 11/06/21 60,000 61,802
4.38% 09/25/21 135,000 138,665
Goldman Sachs Group, Inc. (The)
2.88% 10/31/22
4
170,000 173,395
Goldman Sachs Group, Inc. (The)
(MTN)
(LIBOR USD 3-Month plus 1.60%)
1.82% 11/29/23
2
75,000 77,552
Intercontinental Exchange, Inc.
(LIBOR USD 3-Month plus 0.65%)
0.87% 06/15/23
2
140,000 140,447
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
1.15% 07/22/22
2
200,000 200,869
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,4
75,000 77,934
4.36% 08/01/24
1,3,4
75,000 81,559
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
110,000 115,330
2,102,664
Food — 0 .56%
Kraft Heinz Foods Co.
4.00% 06/15/23 75,000 80,458
Smithfield Foods, Inc.
3.35% 02/01/22
1
115,000 117,014
197,472
Health Care — 3 .99%
AbbVie, Inc.
3.45% 03/15/22 50,000 51,578
3.75% 11/14/23 125,000 136,372
5.00% 12/15/21 40,000 41,302
Bayer U.S. Finance II LLC
2.20% 07/15/22
1
150,000 152,921
2.75% 07/15/21
1
90,000 91,131
Centene Corp.
3.00% 10/15/30 114,000 120,971
3.38% 02/15/30 3,000 3,167
5.38% 08/15/26
1
10,000 10,588
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Cigna Corp.
(LIBOR USD 3-Month plus 0.65%)
0.88% 09/17/21
2
$ 100,000 $ 100,016
CVS Health Corp.
(LIBOR USD 3-Month plus 0.72%)
0.95% 03/09/21
2
32,000 32,038
Dignity Health
3.13% 11/01/22 50,000 51,752
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
100,000 105,333
Fresenius U.S. Finance II, Inc.
4.50% 01/15/23
1
75,000 79,293
HCA, Inc.
5.00% 03/15/24 75,000 84,440
Humana, Inc.
3.85% 10/01/24 130,000 144,018
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
1,3
85,000 85,425
Viatris, Inc.
1.13% 06/22/22
1
100,000 100,949
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
0.99% 03/19/21
2
18,000 18,000
1,409,294
Industrials — 0 .93%
Bemis Co., Inc.
4.50% 10/15/21 160,000 163,481
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.60% 05/05/26
2
30,000 28,874
(LIBOR USD 3-Month plus 0.48%)
0.70% 08/15/36
2
75,000 55,125
General Electric Co.,
Series NOTZ (MTN)
(LIBOR USD 3-Month plus 1.00%)
1.24% 04/15/23
2
50,000 50,233
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
5,000 5,106
PowerTeam Services LLC
9.03% 12/04/25
1
19,000 21,167
Sealed Air Corp.
4.00% 12/01/27
1
5,000 5,350
329,336
Information Technology — 0 .15%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63% 01/15/24 40,000 43,314
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
1,3
10,000 10,945
54,259

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 5
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance — 0 .26%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
0.68% 03/29/21
2
$ 30,000 $ 30,027
Nationwide Mutual Insurance Co.
2.51% 12/15/24
1,4
60,000 59,990
90,017
Real Estate Investment Trust (REIT) — 3 .16%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 115,000 122,159
Boston Properties LP
4.13% 05/15/21 150,000 150,632
Camden Property Trust
2.95% 12/15/22 55,000 57,346
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 140,000 149,728
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 25,000 26,335
5.38% 11/01/23 85,000 92,941
Healthpeak Properties, Inc.
4.25% 11/15/23 3,000 3,287
Kimco Realty Corp.
3.40% 11/01/22 100,000 105,037
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.50% 01/15/28 6,000 6,405
Post Apartment Homes LP
3.38% 12/01/22 75,000 78,404
SL Green Operating Partnership LP
3.25% 10/15/22 50,000 51,602
(LIBOR USD 3-Month plus 0.98%)
1.20% 08/16/21
2
115,000 114,747
WEA Finance LLC
3.15% 04/05/22
1
50,000 50,869
Welltower, Inc.
3.75% 03/15/23 100,000 106,244
1,115,736
Retail — 0 .09%
Alimentation Couche-Tard, Inc.
(Canada)
2.70% 07/26/22
1,3
30,000 31,026
Services — 0 .63%
Global Payments, Inc.
3.80% 04/01/21 100,000 100,552
IHS Markit Ltd.
(Bermuda)
5.00% 11/01/22
1,3
115,000 123,142
223,694
Transportation — 0 .97%
Aviation Capital Group LLC
(LIBOR USD 3-Month plus 0.95%)
1.18% 06/01/21
1,2
100,000 99,389
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A1
7.71% 04/02/21 $ 6,868 $ 6,912
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 103,755 105,052
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 80,561 78,082
U.S. Airways Pass-Through Trust,
Series 2001-1G, Class G
7.08% 03/20/21 13,405 13,457
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 39,925 39,552
342,444
Total Corporates
(Cost $9,236,740) 9,376,255
MORTGAGE-BACKED — 18 .32% **
Non-Agency Commercial Mortgage-Backed — 3 .87%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
49,102 52,380
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class AAB
2.61% 09/10/45 44,273 44,824
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class AAB
2.69% 04/10/46 54,751 55,919
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class AAB
2.98% 04/10/48 77,046 80,211
Citigroup Commercial Mortgage Trust,
Series 2015-P1, Class AAB
3.47% 09/15/48 50,710 53,873
Commercial Mortgage Trust,
Series 2012-CR3, Class ASB
2.37% 10/15/45 20,507 20,768
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.69% 10/15/45
4
324,454 7,869
Commercial Mortgage Trust,
Series 2013-CR11, Class ASB
3.66% 08/10/50 12,254 12,765
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.21% 03/10/46
4
1,279,056 28,142
Commercial Mortgage Trust,
Series 2013-LC6, Class XB (IO)
0.38% 01/10/46
1,4
1,750,000 13,563
CSAIL Commercial Mortgage Trust,
Series 2017-CX9, Class A2
3.05% 09/15/50 150,000 154,936

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
6 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
1.06% 08/10/43
1,4
$ 3,100,897 $ 37,569
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.36% 03/10/44
1,4
3,066,114 5,480
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4
3.38% 05/10/45 55,809 56,514
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class XA (IO)
0.74% 01/15/47
4
1,667,729 31,452
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class ASB
3.14% 05/15/45 64,989 66,260
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C13, Class XA (IO)
0.12% 01/15/46
4
8,659,173 24,000
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.25% 04/15/46
4
3,285,812 75,542
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class XA (IO)
0.94% 01/15/49
4,7,8
739,778 27,343
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCL (IO)
0.69% 09/15/39
1,4
515,175 1,705
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class ASB
3.56% 11/15/46 13,074 13,584
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class XA (IO)
1.00% 02/15/47
4
1,325,043 32,500
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class ASB
3.32% 10/15/48 77,279 81,827
TMSQ Mortgage Trust,
Series 2014-1500, Class XA (IO)
0.15% 10/10/36
1,4
14,000,000 89,254
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.20% 08/10/49
1,4,7,8
3,000,000 11,387
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 168,100 179,324
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA (IO)
1.67% 11/15/44
1,4
5,550,001 32,551
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class ASB
3.39% 08/15/47 41,794 43,479
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class ASB
3.52% 03/15/47 31,441 32,650
1,367,671
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 7 .72%
Alternative Loan Trust,
Series 2005-J4, Class M2
(LIBOR USD 1-Month plus 0.96%)
1.11% 07/25/35
2
$ 100,504 $ 100,403
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 218,961 135,911
Asset-Backed Funding Certificates,
Series 2006-OPT1, Class A2
(LIBOR USD 1-Month plus 0.28%)
0.43% 09/25/36
2
15,354 15,218
Banc of America Funding Trust,
Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.58%)
0.73% 07/20/36
2
20,815 21,023
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
0.30% 05/26/36
1,2
69,338 67,107
Banc of America Funding Trust,
Series 2015-R7, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.92%)
1.66% 09/26/46
1,2
109,102 109,113
Centex Home Equity Loan Trust,
Series 2005-B, Class M2
(LIBOR USD 1-Month plus 0.65%)
0.79% 03/25/35
2
181,946 170,235
Centex Home Equity Loan Trust,
Series 2005-D, Class M4
(LIBOR USD 1-Month plus 0.92%)
1.06% 10/25/35
2
182,000 181,174
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,4
135,944 126,420
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
1.05% 10/25/47
2
88,450 87,021
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
0.75% 05/25/35
2
56,917 47,680
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 02/25/21)
3.95% 01/25/33 10,473 10,806
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M1
(LIBOR USD 1-Month plus 1.02%)
1.17% 11/25/33
2
13,555 13,340
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
0.89% 07/19/44
2
3,254 3,071

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 7
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Encore Credit Receivables Trust,
Series 2005-4, Class M2
(LIBOR USD 1-Month plus 0.66%)
0.81% 01/25/36
2
$ 97,294 $ 97,392
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
0.71% 03/25/36
2
86,721 83,990
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.59% 04/19/36
4
88,721 77,870
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
2.93% 07/19/35
4
1,171 1,066
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.68%)
0.83% 06/20/35
2
148,181 141,657
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.31% 05/25/37
2
102,428 99,480
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1A
(LIBOR USD 1-Month plus 0.86%)
1.01% 08/25/34
2
7,784 7,214
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A1A
(LIBOR USD 1-Month plus 0.42%)
0.57% 05/25/46
2
108,106 102,593
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 2A1
3.12% 06/25/37
4
74,120 59,957
Legacy Mortgage Asset Trust,
Series 2019-GS1, Class A1 (STEP-reset date 01/25/21)
4.00% 01/25/59
1
119,127 122,170
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
0.71% 10/25/34
2
100,360 94,855
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 2AV3
(LIBOR USD 1-Month plus 0.25%)
0.40% 04/25/37
2
25,025 25,002
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
0.37% 01/25/36
2
118,233 112,049
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCW3, Class M1
(LIBOR USD 1-Month plus 0.72%)
0.87% 08/25/35
2
100,017 100,236
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 4,097 1
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust,
Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.83%)
0.97% 09/25/35
2
$ 68,987 $ 68,909
Residential Asset Securities Corp.,
Series 2005-AHL2, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.78% 10/25/35
2
189,227 188,361
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 3A1
(LIBOR USD 1-Month plus 0.46%)
0.61% 02/25/36
2
78,564 73,253
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
1,7,8
2,094,249 30,178
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
2.01% 06/25/42
2
2,235 2,163
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2
(LIBOR USD 1-Month plus 0.84%)
0.99% 07/25/45
2
128,552 125,624
Wells Fargo Alternative Loan Trust,
Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.82% 10/25/35
2
11,408 11,439
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-I, Class A1
2.88% 09/25/33
4
11,155 11,113
2,725,094
U.S. Agency Commercial Mortgage-Backed — 4 .70%
Fannie Mae-Aces,
Series 2014-M2, Class ASV2
2.78% 06/25/21
4
529 532
Fannie Mae-Aces,
Series 2015-M4, Class X2 (IO)
0.38% 07/25/22
4
10,948,751 30,474
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K031, Class X1 (IO)
0.20% 04/25/23
4
7,831,943 35,788
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K033, Class X1 (IO)
0.29% 07/25/23
4
4,115,676 28,342
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K036, Class X1 (IO)
0.72% 10/25/23
4
5,315,410 95,021
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K044, Class X1 (IO)
0.73% 01/25/25
4
1,429,577 34,466
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K732, Class X3 (IO)
2.17% 05/25/46
4
250,000 22,162

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
8 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KAIV, Class X2 (IO)
3.59% 06/25/41
4
$ 250,000 $ 3,647
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC01, Class X1 (IO)
0.65% 12/25/22
4
5,317,199 33,178
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC05, Class X1 (IO)
1.20% 06/25/27
4
997,993 56,012
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF28, Class A
(LIBOR USD 1-Month plus 0.36%)
0.51% 01/25/24
2
318,236 318,696
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KIR1, Class A1
2.45% 03/25/26 235,001 245,241
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KIR1, Class X (IO)
1.06% 03/25/26
4
919,681 43,323
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KIR2, Class A1
2.75% 03/25/27 255,330 269,859
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ30, Class A1
0.53% 01/25/25 251,869 252,765
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KS07, Class X (IO)
0.65% 09/25/25
4
2,987,911 80,939
Ginnie Mae,
Series 2010-140, Class IO (IO)
0.04% 10/16/43
4
1,051,873 201
Ginnie Mae,
Series 2011-38, Class D
3.67% 01/16/51
4
107,520 110,913
1,661,559
U.S. Agency Mortgage-Backed — 2 .03%
Fannie Mae Pool 802665
(LIBOR USD 6-Month plus 1.74%)
1.99% 12/01/34
2
656 659
Fannie Mae Pool AL0851
6.00% 10/01/40 2,925 3,450
Fannie Mae REMICS,
Series 1997-91, Class SL (IO)
(-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)
7.50% 11/25/23
2
13,148 889
Fannie Mae REMICS,
Series 2002-21, Class FB
(LIBOR USD 1-Month plus 0.90%)
1.05% 04/25/32
2
43,814 44,320
Fannie Mae REMICS,
Series 2002-53, Class FY
(LIBOR USD 1-Month plus 0.50%)
0.65% 08/25/32
2
105,245 106,248
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2003-11, Class FA
(LIBOR USD 1-Month plus 1.00%)
1.15% 09/25/32
2
$ 5,598 $ 5,719
Fannie Mae REMICS,
Series 2003-81, Class FE
(LIBOR USD 1-Month plus 0.50%)
0.65% 09/25/33
2
42,415 42,811
Fannie Mae REMICS,
Series 2006-48, Class FL
(LIBOR USD 1-Month plus 0.40%)
0.55% 06/25/36
2
51,312 51,520
Fannie Mae REMICS,
Series 2006-8, Class NF
(LIBOR USD 1-Month plus 0.37%)
0.52% 03/25/36
2
49,198 49,462
Fannie Mae REMICS,
Series 2008-12, Class FA
(LIBOR USD 1-Month plus 0.67%)
0.82% 03/25/38
2
141,695 144,011
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
0.55% 10/25/40
2
5,035 5,073
Fannie Mae REMICS,
Series 2010-74, Class AF
(LIBOR USD 1-Month plus 0.54%)
0.69% 07/25/37
2
45,096 45,632
Freddie Mac REMICS,
Series 2684, Class F
(LIBOR USD 1-Month plus 0.90%)
1.06% 01/15/33
2
5,254 5,373
Freddie Mac REMICS,
Series 3231, Class FB
(LIBOR USD 1-Month plus 0.35%)
0.51% 10/15/36
2
91,663 92,109
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
0.66% 06/15/42
2
15,927 16,052
Ginnie Mae,
Series 2003-42, Class FA
(LIBOR USD 1-Month plus 0.40%)
0.55% 07/16/31
2
102,229 102,237
715,565
Total Mortgage-Backed
(Cost $7,017,348) 6,469,889
MUNICIPAL BONDS — 0 .89% *
Colorado — 0 .39%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 135,000 135,523

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 9
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Florida — 0 .26%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
2.32% 10/01/22 $ 90,000 $ 92,549
New York — 0 .24%
New York State Dormitory Authority Revenue Bonds, Series A
4.00% 03/15/32 75,000 85,373
Total Municipal Bonds
(Cost $310,641) 313,445
U.S. TREASURY SECURITIES — 1 .10%
U.S. Treasury Notes — 1 .10%
U.S. Treasury Notes
0.13% 10/31/22 390,000 390,046
Total U.S. Treasury Securities
(Cost $389,619)
Total Bonds — 59 .30%
(Cost $21,344,384)
20,937,002
Issues Shares Value
MUTUAL FUNDS — 9 .85%
Mutual Funds — 9 .85%
iShares Core S&P 500 ETF 3,845 1,443,375
SPDR S&P 500 ETF Trust
9
5,439 2,033,533
Total Mutual Funds
(Cost $2,790,415) 3,476,908
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 17 .48%
Commercial Paper — 0 .21%
Ford Motor Credit Co. LLC
2.88%
10
01/08/21
1
75,000 74,984
Foreign Government Obligations — 1 .92%
Japan Treasury Discount Bill,
Series 956
(Japan)
0.00%
10
03/15/21
3
35,000,000 339,066
Japan Treasury Discount Bill,
Series 958
(Japan)
0.00%
10
03/22/21
3
35,000,000 339,074
678,140
Money Market Funds — 4 .31%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
11
57,197 57,197
JPMorgan U.S. Government Money Market Fund
0.03%
11
664,000 664,000
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
11
799,000 $ 799,000
1,520,197
U.S. Treasury Bills — 11 .04%
U.S. Treasury Bills
0.10%
10
01/14/21 $ 1,700,000 1,699,976
0.10%
10
01/26/21 500,000 499,989
0.08%
10
02/02/21 1,000,000 999,946
0.10%
10
04/01/21 700,000 699,869
3,899,780
Total Short-Term Investments
(Cost $6,167,145) 6,173,101
Total Investments - 86.63%
(Cost $30,301,944) 30,587,011
Cash and Other Assets, Less Liabilities - 13.37% 4,719,858
Net Assets - 100.00% $ 35,306,869
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2020.
3
U.S. dollar-denominated security issued by foreign-domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Non-income producing security.
6
Security is currently in default with regard to scheduled interest or principal payments.
7
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
8
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $68,908, which is 0.20% of total net assets.
9
SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index
(the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500
Index. You can access the financial statements of this ETF by going to its homepage at
(https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).
10
Represents annualized yield at date of purchase.
11
Represents the current yield as of December 31, 2020.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
10 / December 2020
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(ETF): Exchange-Traded Fund
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(S&P): Standard & Poor’s
(SPDR): Standard & Poor’s Depositary Receipts
(STEP): Step Coupon Bond
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 336,314 JPY 35,000,000 Goldman Sachs International 03/15/21 $ (2,967)
USD 336,760 JPY 35,000,000 Goldman Sachs International 03/22/21 (2,549)
NET UNREALIZED DEPRECIATION $ (5,516)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 Emini Index 169 03/19/21 $ 31,638,913 $ 671,532 $ 671,532

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 11
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the
Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the
Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its
NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
12 / December 2020
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31,
2020 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
ALPHATRAK 500 FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Commercial Paper $ — $ 74,984 $ — $ 74,984
Foreign Government Obligations — 678,140 — 678,140
Money Market Funds 1,520,197 — — 1,520,197
U.S. Treasury Bills 3,899,780 — — 3,899,780
Long-Term Investments:
Asset-Backed Securities — 4,387,367 — 4,387,367
Corporates — 9,376,255 — 9,376,255
Mortgage-Backed — 6,400,981 68,908 6,469,889
Municipal Bonds — 313,445 — 313,445
Mutual Funds 3,476,908 — — 3,476,908
U.S. Treasury Securities 390,046 — — 390,046
Other Financial Instruments
*
Assets:
Equity contracts 671,532 — — 671,532
Liabilities:
Foreign currency exchange contracts — (5,516) — (5,516)
Total $ 9,958,463 $ 21,225,656 $ 68,908 $ 31,253,027
*Other financial instruments include foreign currency exchange contracts and futures. Equity contracts include futures.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 13
For the period ended December 31, 2020 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2020 are as follows:
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
ALPHATRAK
500 FUND
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2020 $ 84,531
Accrued discounts/premiums (7,274)
Realized gain/(loss) —
Change in unrealized (depreciation)* (8,349)
Purchases —
Sales —
Transfers into Level 3** —
Transfers out of Level 3** —
Balance as of
December 31, 2020
$ 68,908
*The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2020 was $(8,349) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2020.
ALPHATRAK 500 FUND
FAIR VALUE
AT 12/31/20 VALUATION TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Mortgage-Backed Securities - Commercial
Mortgage-Backed
$38,730 Third-party Vendor Vendor Prices $0.38 - $3.70 $2.72
Mortgage-Backed Securities-Non Agency $30,178 Third-party Vendor Vendor Prices 1.44 1.44